FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3.    FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•  Level 1:       Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

•  Level 2:       Inputs other than quoted prices included within level 1 that are observable for the asset or liability either directly or indirectly.

•  Level 3:       Unobservable inputs for the asset or liability.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value on a recurring basis as follows.

Wealth management products issued by banks and trust investments issued by licensed trust companies, which are valued based on prices per units quoted by issuers. They are categorized in level 2 of the fair value hierarchy.

Fund investments that do not have a readily determinable fair value invested in funds are valued using net asset value (“NAV”) that is based on the underlying investments of the fund in accordance with ASC 820-10-35-59. They are not categorised in the fair value hierarchy and are disclosed as a separate item.

Listed equity securities that are actively traded are valued based on quoted prices from the exchanges and are categorized in level 1 of the fair value hierarchy.

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis.

Fair Value Measurements on a Recurring Basis

At December 31, 2018

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
Equity securities
-Listed equity securities	635,017	—	—	635,017
-Wealth management products	—	149,844	—	149,844
-Private equity funds measured at NAV*	—	—	—	157,476
Total	635,017	149,844	—	942,337

Liabilities
Other liabilities
-Payable to other investors of consolidated funds measured at NAV*	—	—	—	12,745
Total	—	—	—	12,745

At December 31, 2017

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
AFS investments
-Wealth management products and trust plans	—	863,766	—	863,766
-Fund investments measured at NAV*	—	—	—	185,279
Total	—	863,766	—	1,049,045

Financial assets and liabilities that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

There were no transfers between level 1 and level 2 during the year. There were no transfers into or out of Level 3 during the year.

The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments that are carried at fair value on a recurring basis, and information is provided on their classification within the fair value hierarchy.

	Total
	carrying				Estimated
At December 31, 2018	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	257,789	257,789	—	—	257,789
Entrusted bank balances held on behalf of customers	73,226	73,226	—	—	73,226
Deposits with clearing organizations	34,215	34,215	—	—	34,215
Reverse repurchase agreement	533,699	—	533,699	—	533,699
Other financial assets	326,178	—	326,178	—	326,178
Total	1,225,107	365,230	859,877	—	1,225,107

Liabilities
Other financial liabilities	119,469	—	119,469	—	119,469
Total	119,469	—	119,469	—	119,469

	Total
	carrying				Estimated
At December 31, 2017	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	690,478	690,478	—	—	690,478
Entrusted bank balances held on behalf of customers	150,452	150,452	—	—	150,452
Deposits with clearing organizations	1,152	1,152	—	—	1,152
Reverse repurchase agreements	162,961	—	162,961	—	162,961
Other financial assets	459,689	—	459,689	—	459,689
Total	1,464,732	842,082	622,650	—	1,464,732

Liabilities
Other financial liabilities	197,516	—	197,516	—	197,516
Total	197,516	—	197,516	—	197,516